Related Parties - Summary of Transactions with Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	$ 7,211,960	$ 11,030,944	$ 9,917,280
Rent of towers	6,168,592	5,326,366	4,748,503
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	4,134,380	4,135,578	4,118,469
Other services	1,864,017	2,802,667	1,899,818
Investments and expenses	19,378,949	23,295,555	20,684,070
Revenues services	679,220	416,047	411,076
Sales of equipment	1,296,204	2,313,840	2,679,591
Revenues	$ 1,975,424	$ 2,729,887	$ 3,090,667